Organization and Description of Business	9 Months Ended	12 Months Ended
	Oct. 14, 2021	Dec. 31, 2021
Organization and Description of Business
1. Organization and Description of Business
Organization
VPC Impact Acquisition Holdings (“VIH”) was a blank check company incorporated as a Cayman Islands exempted company on July 31, 2020. VIH was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. VIH’s sponsor was VPC Impact Acquisition Holdings Sponsor, LLC (the “Sponsor”).
The registration statement for VIH’s Initial Public Offering was declared effective on September 22, 2020. On September 25, 2020, VIH consummated the Initial Public Offering of 20,000,000 units (the “Units”), generating gross proceeds of $200.0 million. Simultaneously with the closing of the Initial Public Offering, VIH consummated the sale of 6,000,000 warrants (the “private placement warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to the Sponsor, generating gross proceeds of $6.0 million. On September 29, 2020, the underwriters notified VIH of their intention to partially exercise their over-allotment option on October 1, 2020. As such, on October 1, 2020, VIH consummated the sale of an additional 737,202 Units, at $10.00 per Unit, and the sale of an additional 147,440 private placement warrants, at $1.00 per Private Warrant, generating total gross proceeds of $7.5 million.
Following the closing of the Initial Public Offering on September 25, 2020 and the partial exercise of the underwriter’s over-allotment on October 1, 2020, an amount of approximately $207.4 million ($10.00 per Unit) from the proceeds of the sale of the Units in the Initial Public Offering and the sale of the private placement warrants, net of transaction costs, was placed in a trust account (the “Trust Account”).
On October 15, 2021 (the “Closing Date”), VIH and Bakkt Opco Holdings, LLC and its operating subsidiaries (f/k/a Bakkt Holdings, LLC, “Opco”) consummated a business combination (the “Business Combination”) contemplated by the definitive Agreement and Plan of Merger entered into on January 11, 2021 (as amended, the “Merger Agreement”). In connection with the finalization of the Business Combination, VIH changed its name to “Bakkt Holdings, Inc.” and changed its jurisdiction of incorporation from the Cayman Islands to the State of Delaware (the “Domestication”).
Unless the context otherwise provides, “we,” “us,” “our,” “Bakkt”, the “Company” and like terms refer (i) prior to the Closing Date, to Opco and its subsidiaries and (ii) after the Closing Date, to Bakkt Holdings, Inc. and its subsidiaries, including Opco.
Immediately following the Domestication, we became organized in an umbrella partnership corporation, or
“up-C,”
structure in which substantially all of our assets and business are held by Opco, and our only direct assets consist of common units in Opco (“Opco common units”), which are non-voting
interests in Opco, and the managing member interest in Opco.
In connection with the Business Combination, a portion of VIH shares were exchanged for cash for shareholders who elected to execute their redemption right. The remaining VIH shares were exchanged for newly issued shares of our Class A common stock. Additionally, all outstanding membership interests and rights to acquire membership interests in Opco were exchanged for Opco common units and an equal number of newly issued shares of our Class V common stock. The existing owners of Opco other than Bakkt are considered noncontrolling interests in the accompanying consolidated financial statements (the “financial statements”). Refer to Note 4 for further discussion on the Business Combination.
Our Class A common stock and warrants are listed on the New York Stock Exchange under the ticker symbols “BKKT” and “BKKT WS,” respectively.

Description of Business
We offer a platform with three complementary aspects—a digital asset marketplace, a loyalty redemption service, and an alternative payment method.
Digital Asset Marketplace
.
Our digital asset marketplace enables participants to seamlessly transact in a growing universe of digital assets and has applications for individual consumers, businesses and institutions. Through Bakkt Trust Company LLC (“Bakkt Trust”), we have an institutional-grade custodian for bitcoin and ether. Bakkt Trust is a New York limited-purpose trust company that is chartered by and subject to the supervision and oversight of the New York Department of Financial Services (“NYDFS”). In September 2019, Bakkt Trust, along with ICE Futures U.S., Inc. (“IFUS”) and ICE Clear US, Inc. (“ICUS”), both of which are wholly-owned subsidiaries of ICE, brought to market an institutional-grade, regulated infrastructure for trading, clearing, and custody services for bitcoin. Bakkt Trust acts as a qualified custodian for bitcoin, which enables Bakkt Trust to offer end-to-end
regulated, physically-delivered bitcoin futures and options contracts to financial institutions and market makers. In addition, Bakkt Trust offers non-trading-
related, standalone custody of bitcoin and ether to institutions and certain high net worth individuals in cryptoassets, subject to NYDFS regulatory oversight.
Loyalty Redemption
.
Our loyalty redemption service, an institutional-grade loyalty platform born out of our acquisition of Bridge2 Solutions in February 2020 (Note 4), provides seamless and cost-effective options for consumers to use their loyalty points. Our loyalty redemption platform, which is cloud-based and delivered through major web browsers and mobile devices, connects loyalty programs to leading commerce partners allowing consumers to redeem a spectrum of loyalty currencies for merchandise, services and gift cards.
Alternative Payments
.
Our alternative payments platform provides choice and convenience to both consumers and merchants. Through Bakkt Marketplace, LLC (“Bakkt Marketplace”), we have an integrated platform that enables consumers and enterprises to transact in digital assets. Alternative payments users have a digital wallet that enables them to purchase, sell, convert, and or spend digital assets. Users can also use their digital wallet to spend fiat currency with various retailers and convert loyalty and rewards points into fiat currency. We have received money transmitter licenses from all states throughout the U.S. where such licenses are required, have obtained a New York State virtual currency license, and are registered as a money services business with the Financial Crimes Enforcement Network of the United States Department of the Treasury. Bakkt Trust’s custody solution provides support to Bakkt Marketplace with respect to bitcoin and ether functionality within the consumer app.

VPC IMPACT ACQUISITION HOLDINGS [Member]
Organization and Description of Business
NOTE 1—DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
VPC Impact Acquisition Holdings (now known as BAKKT holdings Inc.) (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on July 31, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a “Business Combination”).
On January 11, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), with Pylon Merger Company LLC, a Delaware limited liability company and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Bakkt Holdings, LLC, a Delaware limited liability company (“Bakkt”), a transformative digital asset marketplace launched in 2018 by Intercontinental Exchange, Inc. (“ICE”) and a group of investors and strategic partners (see Note 6).
The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
Business Combination
On October 15, 2021 (the “Closing Date”), VPC Impact Acquisition Holdings (“VIH”) consummated the previously announced merger (the “Merger”) pursuant to that certain Agreement and Plan of Merger, dated as of January 11, 2021 (as amended, the “Merger Agreement”), by and among VIH, Pylon Merger Company LLC, a Delaware corporation and direct wholly owned subsidiary of VIH (“Merger Sub”), and Bakkt Opco Holdings, LLC, a Delaware limited liability corporation (f/k/a Bakkt Holdings, LLC) (“Opco”) (the Merger and other transactions contemplated by the Merger Agreement, collectively the “Business Combination”).
As contemplated by the Merger Agreement and described in the section entitled “Domestication Proposal” beginning on page 167 of the final prospectus and definitive proxy statement, dated September 17, 2021 (the “Proxy Statement”) as filed with the Securities and Exchange Commission (the “SEC”), VIH filed on October 14, 2021 a notice of deregistration and necessary accompanying documents with the Cayman Islands Registrar of Companies, and on the Closing Date, a certificate of incorporation (the “Certificate of Incorporation”) and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which VIH was domesticated and continues as a Delaware corporation (the “Domestication”), changing its name to “Bakkt Holdings, Inc.” (the “Company,” “we,” “us,” and “our”).
As a result of and upon the effective time of the Domestication (the “Effective Time”), (a) each unit of VIH issued and outstanding immediately prior to the Effective Time was automatically separated into the underlying Class A Ordinary Share, par value $0.0001 per share, of VIH (each, a “VIH Class A
Ordinary Share”) and one-half of a
redeemable warrant exercisable for a VIH Class A Ordinary Share (“VIH Warrants”); (b) each VIH Class A Ordinary Share issued and outstanding immediately prior to the Effective Time automatically converted into one share of the Company’s Class A Common Stock, par value $0.0001 per share (“Class A Common Stock”), (provided that each VIH Class A Ordinary Share owned by Public Shareholders (as defined in the Proxy Statement) who validly elected to redeem their VIH Class A Ordinary Shares was redeemed for cash in an amount equal to approximately $10.01 per VIH Class A Ordinary Share (collectively, the “Redemption”)); (c) each Class B Ordinary Share, par value $0.0001 per share, of VIH issued and outstanding immediately prior to the Effective Time was automatically converted into one share of Class A Common Stock; (d) each VIH Warrant was automatically converted into a redeemable warrant exercisable for one share of Class A Common Stock (“Public Warrants”) on the same terms as and subject to the same conditions as were in effect prior to such conversion; and (e) each Private Placement Warrant (as defined in the Proxy Statement and, together with the Public Warrants, the “Warrants”) issued and outstanding prior to the Effective Time was automatically converted into a warrant exercisable for one share of Class A Common Stock on the same terms and subject to the same conditions as were in effect prior to such conversion.
In connection with the Merger, all outstanding membership interests and rights to acquire membership interests in Opco were exchanged for an aggregate of 208,200,000 common units of Opco (“Opco Common Units”) and an equal number of newly issued shares of the Company’s Class V Common Stock, par value $0.0001 per share (“Class V Common Stock”), which are non-economic, voting
shares of the Company, of which 207,406,648 are outstanding and 793,352 reserved for issuance upon the exercise of a warrant agreement. Each Opco Common Unit, when coupled with one share of Class V Common Stock is referred to as a “Paired Interest.” Paired Interests may be exchanged for one share of Class A Common Stock or the Cash Amount (as defined in the Proxy Statement) in accordance with the Third Amended and Restated Limited Liability Company Agreement of Opco (the “Opco LLC Agreement”) and the Exchange Agreement (the “Exchange Agreement”).
Following the closing of the Business Combination (the “Closing”), the Company became organized in what is commonly referred to as an umbrella partnership corporation, or
“up-C,”
structure in which substantially all of the assets and the business of the Company are held by Opco and its subsidiaries, and the Company’s only direct assets consist of Opco Common Units and its managing member interest in Opco. Following the Closing, the Company owned approximately 19.4% of the Opco Common Units and with the remaining Opco Common Units being owned by the equity owners of Opco prior to the Merger.
PIPE Investment
On the Closing Date, a number of purchasers (the “PIPE Investors,” which included certain equity holders of VIH and Opco) purchased from the Company an aggregate of 32,500,000 shares of Class A Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $325 million (the “PIPE Investment”), pursuant to separate subscription agreements (each, a “Subscription Agreement”) entered into on January 11, 2021. Pursuant to the Subscription Agreements, the Company gave certain registration rights to the PIPE Investors with respect to the PIPE Shares. The offering of the PIPE Shares was not registered under the Securities Act, in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. The PIPE Investment was consummated following the Effective Time and immediately prior to the Closing.
Business Prior to the Business Combination
All activity from inception through October 14, 2021 relates to the Company’s formation, its initial public offering (“Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination and consummating the acquisition of BAKKT Holdings Inc.
The registration statement for the Company’s Initial Public Offering was declared effective on September 22, 2020. On September 25, 2020 the Company consummated the Initial Public Offering of 20,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), generating gross proceeds of $200,000,000 which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 6,000,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to VPC Impact Acquisition Holdings Sponsor, LLC (the “Sponsor”), generating gross proceeds of $6,000,000, which is described in Note 4.
On September 29, 2020, the underwriters notified the Company of their intention to partially exercise their over-allotment option on October 1, 2020. As such, on October 1, 2020, the Company consummated the sale of an additional 737,202 Units, at $10.00 per Unit, and the sale of an additional 147,440 Private Placement Warrants, at $1.00 per Private Warrant, generating total gross proceeds of $7,519,460.
Transaction costs charged to equity amounted to $11,906,607, consisting of $4,147,440 of underwriting fees, $7,258,021 of deferred underwriting fees and $501,146 of other offering costs.
Following the closing of the Initial Public Offering on September 25, 2020 and the partial exercise of the underwriter’s over-allotment on October 1, 2020, an amount of $207,372,020 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under
Rule 2a-7 of
the Investment Company Act, as determined by the Company, until the earliest of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account.
Liquidity and Capital Resources
As of October 14, 2021, the Company had $528,642 in its operating bank accounts and working capital deficit of $15,270,109 million.
Prior to the completion of the Initial Public Offering, the Company’s liquidity needs had been satisfied through a contribution of $25,000 from Sponsor to cover for certain formation and offering costs in exchange for the issuance of the Founder Shares, the loan of up to $300,000 from the Sponsor pursuant to the Note (see Note 5), and the proceeds from the consummation of the Private Placement not held in the Trust Account. The Note was repaid on September 25, 2020.
Until the consummation of the Business Combination, the Company used the funds not held in the Trust Account for identifying and evaluating target businesses, performing due diligence on prospective target businesses, traveling to and from the offices, plants or similar location of prospective target businesses or their representatives or owners, reviewing corporate documents and material agreements of prospective target businesses and structuring, negotiating and completing a Business Combination, which was the Business Combination with BAKKT Holdings Inc. The Company completed its Business Combination on October 15, 2021 and has raised sufficient capital for its operations.